INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Inventory recognized as cost of sales	$ 45,921	$ 41,208
Inventories non-current	$ 1,420	$ 1,580